RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, Brookfield Infrastructure entered into the transactions below with related parties. The immediate parent of Brookfield Infrastructure is our partnership. The ultimate parent of Brookfield Infrastructure is Brookfield. Other related parties of Brookfield Infrastructure represent its subsidiary and operating entities.
Throughout the year, the General Partner, in its capacity as our partnership’s general partner, incurs director fees, a portion of which are charged at cost to our partnership in accordance with our limited partnership agreement. Director fees of $2 million were incurred during the year ended December 31, 2024 (2023: $2 million, 2022: $1 million).
Since inception, Brookfield Infrastructure has had a management agreement (the “Master Services Agreement”) with certain service providers (the “Service Providers”), which are wholly-owned subsidiaries of Brookfield.
Pursuant to the Master Services Agreement, on a quarterly basis, Brookfield Infrastructure pays a base management fee, referred to as the Base Management Fee, to the Service Providers equal to 0.3125% per quarter (1.25% annually) of the market value of our partnership. The Base Management Fee was $393 million for the year ended December 31, 2024 (2023: $401 million, 2022: $421 million). As of December 31, 2024, $99 million was outstanding as payable to the Service Providers (December 31, 2023: $97 million).
For the purposes of calculating the Base Management Fee, the market value of our partnership is equal to the aggregate value of all the outstanding units of our partnership (assuming full conversion of Brookfield’s Redeemable Partnership Units in the Holding LP into units of our partnership), preferred units and securities of the other Service Recipients (as defined in Brookfield Infrastructure’s Master Services Agreement) that are not held by Brookfield Infrastructure, plus all outstanding third party debt with recourse to a Service Recipient, less all cash held by such entities.
As of December 31, 2024, Brookfield Infrastructure had a loan payable of $31 million to subsidiaries of Brookfield (December 31, 2023: $35 million).
Brookfield Infrastructure, from time to time, will place deposits with, or receive deposits from, Brookfield. As at December 31, 2024, our net deposit from Brookfield was $180 million (December 31, 2023: $nil) and Brookfield Infrastructure incurred interest expense of $nil for the year ended December 31, 2024 (2023: $nil, 2022: $4 million). Deposits bear interest at market rates.
Brookfield Infrastructure has entered into a $1 billion revolving credit facility with Brookfield to provide additional liquidity for general corporate purposes and capital expenditures, if required. As of December 31, 2024, there were no borrowings outstanding (December 31, 2023: $nil).
As at December 31, 2024, Brookfield Infrastructure had approximately $130 million of borrowings outstanding to subsidiaries and associates of Brookfield (December 31, 2023: $110 million) and approximately $140 million of net payables to subsidiaries of Brookfield (December 31, 2023: $339 million).
Brookfield Infrastructure’s subsidiaries provide heating, cooling, connection, port marine and natural gas services on market terms in the normal course of operations to subsidiaries and associates of Brookfield. For the year ended December 31, 2024, revenues of $11 million were generated (2023: $20 million, 2022: $8 million).
Brookfield Infrastructure’s subsidiaries purchase power, lease office space and obtain construction, consulting and engineering services in the normal course of operations on market terms from subsidiaries and associates of Brookfield. For the year ended December 31, 2024, expenses of $104 million were incurred (2023: $143 million, 2022: $144 million).
In addition, subsidiaries of Brookfield Infrastructure reported lease assets and liabilities of $12 million (December 31, 2023: $12 million) with a subsidiary of Brookfield.
On March 28, 2023, subsidiaries of the partnership entered into concurrent loan agreements with an affiliate of Brookfield for total proceeds of $500 million. On May 24, 2024, the maturity dates of these loans were extended to May 24, 2029 with interest accruing at SOFR plus 210 basis points per annum until May 24, 2026 and SOFR plus 475 basis points per annum thereafter until maturity. These loans are non-recourse to the partnership and are presented as non-recourse borrowings on the Consolidated Statements of Financial Position. Interest on each loan was $34 million for the year ended December 31, 2024 (December 31, 2023: $26 million).
On August 31, 2023, the partnership sold its 7.9% effective interest in its Australian regulated utility operation to an affiliate of Brookfield for net proceeds of approximately $435 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $30 million in other income (expense) on the Consolidated Statement of Operating Results and accumulated currency translation losses of $28 million were reclassified from accumulated other comprehensive income to other income (expense) on the Consolidated Statements of Operating Results.
On June 10, 2024, the partnership terminated its voting agreement over its Peruvian toll road operations, maintaining all control by Brookfield. On deconsolidation, the partnership assessed the fair value of the Peruvian toll road operations and concluded that its recoverable amount was higher than its carrying amount. On deconsolidation, the partnership’s interest in its Peruvian toll road operation has been recognized as a financial asset.
On December 24, 2024, the partnership, BIHC and BIPC completed the Arrangement pursuant to which (i) holders of class A exchangeable subordinate voting shares of BIHC, other than Brookfield, received BIPC exchangeable shares in exchange for their class A exchangeable subordinate voting shares of BIHC on a one-for-one basis; (ii) Brookfield transferred its class A exchangeable subordinate voting shares of BIHC to BIPC in exchange for class A.2 exchangeable shares on a one-for-one basis; (iii) the class A exchangeable subordinate voting shares of BIHC were delisted; and (iv) the exchangeable shares of BIPC were listed on the NYSE and the TSX. The exchangeable shares are listed on the TSX and the NYSE under the symbol “BIPC”.